5 PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, plant and equipment
	September 30, 2015	September 30, 2014
Computers	$15,986	$15,986
Freezers	478,137	478,137
Office Furniture	15,687	15,687
Rugs	6,000	6,000
Software - Accounting	2,901	2,901
Telephone system	5,814	5,814
Truck purchase	86,403	86,403
	1,528	1,528
Accumulated Depreciation	612,456	612,456
Net Book Value	(572,632)	(402,744)
	$39,823	$209,711